TAXATION - Additional Information (Details)		1 Months Ended	12 Months Ended
	Dec. 22, 2017	Oct. 31, 2017	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 USD ($)
Income Taxes [Line Items]
Statutory tax rate			25.00%	25.00%	25.00%	25.00%	25.00%
Preferential enterprise income tax rate for three years			15.00%	15.00%
Increase (decrease) in valuation allowance			$ 28,081,409	¥ 179,000,000		¥ 18,406,747
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Amount			0		$ 0
Net operating loss carry forwards | ¥								¥ 345,500,000
Deferred taxation			$ (28,081,409)	¥ (178,951,592)		(18,406,747)	¥ (20,923,558)
Withholding income tax rate for dividends from profits of foreign invested enterprises			10.00%	10.00%
Income tax, statute of limitation under special circumstance			10 years	10 years
Minimum
Income Taxes [Line Items]
Statutory tax rate			21.00%	21.00%
Period for Carry Forward of Qualified HNTE Losses			5 years	5 years
Withholding income tax rate for dividends from profits of foreign invested enterprises			5.00%	5.00%
Percentage of beneficial interest owned			25.00%	25.00%
Income tax, statute of limitation			3 years	3 years
Maximum
Income Taxes [Line Items]
Statutory tax rate	34.00%
Period for Carry Forward of Qualified HNTE Losses			10 years	10 years
Withholding income tax rate for dividends from profits of foreign invested enterprises			10.00%	10.00%
Percentage of beneficial interest owned			25.00%	25.00%
Income tax, statute of limitation			5 years	5 years
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Income Taxes [Line Items]
Preferential enterprise income tax rate for three years		15.00%
CAYMAN ISLANDS
Income Taxes [Line Items]
Accrued Withholding Income Tax Amount			$ 0
Hong Kong
Income Taxes [Line Items]
Accrued Withholding Income Tax Amount			0		0				$ 0
Singapore
Income Taxes [Line Items]
Accrued Withholding Income Tax Amount			$ 0		$ 0				$ 0
United states
Income Taxes [Line Items]
Statutory tax rate			21.00%	21.00%
State income tax rate			8.70%	8.70%
Foreign tax authority
Income Taxes [Line Items]
Deferred taxation			$ (28,852,776)	¥ (183,867,203)		¥ (44,312,311)	¥ (15,151,553)